Fair Value Measurements (Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013		May 27, 2012
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	$ 24.3
Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:			(0.8)
Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:			13.3
Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:			(14.1)
Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:			0
Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	24.7
Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	8.7
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	16.0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0
Commodities futures, swaps & options | Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	(0.2)	[1]	(0.1)	[1]
Commodities futures, swaps & options | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[1]	0	[1]
Commodities futures, swaps & options | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	(0.2)	[1]	(0.1)	[1]
Commodities futures, swaps & options | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[1]	0	[1]
Equity forwards | Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	(1.9)	[2]	2.8	[2]
Equity forwards | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[2]	0	[2]
Equity forwards | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	(1.9)	[2]	2.8	[2]
Equity forwards | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[2]	0	[2]
Interest rate locks & swaps | Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	1.9	[3]	(41.7)	[3]
Interest rate locks & swaps | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[3]	0	[3]
Interest rate locks & swaps | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	1.9	[3]	(41.7)	[3]
Interest rate locks & swaps | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[3]	0	[3]
Foreign currency forwards | Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0.6	[4]	0.5	[4]
Foreign currency forwards | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[4]	0	[4]
Foreign currency forwards | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0.6	[4]	0.5	[4]
Foreign currency forwards | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Derivatives:	0	[4]	0	[4]
Corporate bonds | Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	10.0	[5]	14.5	[5]
Corporate bonds | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0	[5]	0	[5]
Corporate bonds | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	10.0	[5]	14.5	[5]
Corporate bonds | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0	[5]	0	[5]
U.S. Treasury securities | Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	8.7	[6]	13.3	[6]
U.S. Treasury securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	8.7	[6]	13.3	[6]
U.S. Treasury securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0	[6]	0	[6]
U.S. Treasury securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0	[6]	0	[6]
Mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value of Assets (Liabilities)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	5.6	[5]	9.9	[5]
Mortgage-backed securities | Fair Value, Measurements, Recurring | Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	0	[5]	0	[5]
Mortgage-backed securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	5.6	[5]	9.9	[5]
Mortgage-backed securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured On Recurring Basis [Line Items]
Fixed-income securities:	$ 0	[5]	$ 0	[5]

[1]	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.
[2]	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.
[3]	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.
[4]	The fair value of our foreign currency forward contracts is based on closing forward exchange market prices, inclusive of the risk of nonperformance.
[5]	The fair value of these securities is based on closing market prices of the investments, when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.
[6]	The fair value of our U.S. Treasury securities is based on closing market prices.